Related party transactions - Transactions with Key Personnel (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions [abstract]
Salaries and other short-term employee benefits	€ 24	€ 33	€ 31
Share-based payments	15	9	20
Termination benefits	0	7	0
Total	€ 39	€ 49	€ 51